Defined Benefit Plans - Periodic Pension Cost (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 175	$ 178	$ 160
Interest cost	119	119	138
Net amortization and deferral	90	62	93
Settlement charge		171
Net Periodic Pension Cost (Benefit)	$ 384	$ 530	$ 391
Discount rate	3.75%	4.50%	4.25%
Rate of increase in compensation	4.50%	4.50%	5.00%
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 3	$ 2	$ 2
Net amortization and deferral	$ (3)	(5)	(5)
Net Periodic Pension Cost (Benefit)		$ (3)	$ (3)
Discount rate	3.75%	4.50%	4.25%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%